Organization and business overview	12 Months Ended
Apr. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and business overview

1 Organization and business overview

Phaos Technology Holdings (Cayman) Limited or the Company is an investment holding company incorporated on March 7, 2024 under the laws of the Cayman Islands. The Company, through its subsidiaries provides research and development, as well as the manufacturing and commercialization of advanced optical related technologies and products. Using its patented microsphere technology, the Company can significantly increase the magnification of existing traditional optical microscope by up to 4 times compared to its competitors, thereby allowing the Company’s client to see beyond the optical limit of 200nm in a cost effective manner. Currently, it is the only commercially available advanced optical microscope that can see below the 200nm optical limit with a commercially viable working distance.

In addition to selling optical and microscopy equipment, the Company develops software solution that is complimentary to the hardware equipment in order to provide partners and clients with a fully integrated hardware and software microscopy solution. The software is augmented by algorithms around Artificial Intelligence to allow for use cases in pathology and metrology, whereby partners and clients can use the software to further analyze what they see through the hardware equipment.

The Company and its subsidiaries are collectively referred to as the “Company”. The Company is headquartered in Singapore.

On November 29, 2024, the Company proceeded with an internal reorganization whereby Phaos Technology Private Limited (PTPL)became our indirect wholly-owned subsidiary through a share swap. Subject to completion of the restructuring, both the ordinary and preferential shares of PTPL were swapped on a 1:125 basis to Phaos Technology Holdings (BVI) Limited. Subsequently, the shares of Phaos Technology Holdings (BVI) Limited were swapped 1:1 to Phaos Technology (Cayman) Limited, where the holders of the ordinary shares of PTPL eventually being swapped to Class A Ordinary Shares, and the holders of preferential shares of PTPL being swapped to Class B Ordinary Shares.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same controlling shareholders controlled all these entities before and after the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. Results of operations for the periods presented comprise those of the previously separate entities combined from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Phaos Technology Holdings (Cayman) Limited	March 7, 2024	Parent Company	Cayman Island	Investment holding
Phaos Technology Holdings (BVI) Limited	March 7, 2024	Parent Company	British Virgin Islands	Investment holding
Phaos Technology Pte. Ltd.	August 28, 2017	100%	Singapore	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.
Phaos Solutions Vietnam Co., Ltd	February 7, 2025	100%	Vietnam	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.